Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		$ 3,597
Acquisitions (disposals) through business combinations	$ (8)	1
Charged to statement of operations	42	(63)
Charged to other comprehensive income	(53)	(41)
Charged to equity, other than other comprehensive income	(77)	94
Foreign exchange rate movements and Other	(26)	36
Ending balance, deferred tax assets	3,502
Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	3,624
Ending balance, deferred tax assets		3,624
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		(102)
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	(346)	(101)
Charged to other comprehensive income	(28)	2
Charged to equity, other than other comprehensive income	(87)	84
Foreign exchange rate movements and Other	38	(6)
Ending balance, deferred tax assets	(546)
Investments | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(123)
Ending balance, deferred tax assets		(123)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		2,479
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	418	193
Charged to other comprehensive income	(17)	0
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(16)	5
Ending balance, deferred tax assets	3,062
Policy liabilities | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	2,677
Ending balance, deferred tax assets		2,677
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		76
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	9	7
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(5)	6
Ending balance, deferred tax assets	93
Deferred acquisition costs | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	89
Ending balance, deferred tax assets		89
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		976
Acquisitions (disposals) through business combinations	10	(7)
Charged to statement of operations	(186)	(296)
Charged to other comprehensive income	(8)	(31)
Charged to equity, other than other comprehensive income	10	10
Foreign exchange rate movements and Other	(11)	(1)
Ending balance, deferred tax assets	466
Losses available for carry forward | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	651
Ending balance, deferred tax assets		651
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		327
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	(16)	11
Charged to other comprehensive income	(4)	(7)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(12)	24
Ending balance, deferred tax assets	323
Pension and other employee benefits | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	355
Ending balance, deferred tax assets		355
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		(159)
Acquisitions (disposals) through business combinations	(18)	8
Charged to statement of operations	163	123
Charged to other comprehensive income	4	(5)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(20)	8
Ending balance, deferred tax assets	104
Other | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ (25)
Ending balance, deferred tax assets		$ (25)